Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment, net consisted of the following:

	October 31,	July 31,
	2019	2019
Computers and technological assets	$163,168	$163,168
Machinery and equipment	500,576	386,929
Furniture and fixtures	89,123	73,227
Leasehold Improvements	16,596	16,596
	769,463	639,920
Less accumulated depreciation	(237,575)	(139,927)
	$531,888	$499,993

Property and equipment, net consisted of the following:

	July 31,	July 31,
	2019	2018
Computers and technological assets	$163,168	$11,365
Machinery and equipment	386,929	—
Furniture and fixtures	73,227	19,879
Leasehold Improvements	16,596	21,501
	639,920	52,745
Less accumulated depreciation	(132,927)	(21,209)
	$499,993	$31,536